Thrivent Core Funds
625 Fourth Avenue South
Minneapolis, Minnesota 55415
June 21, 2017
VIA EDGAR CORRESPONDENCE
Alberto Zapata
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Core Funds, 1933 Act File No. 333-_____ Initial Form N-1A Registration Statement
Mr. Zapata:
Attached please find the initial registration statement of Thrivent Core Funds (the “Registrant”) on Form N-1A, pursuant to the Securities Act of 1933 on behalf of Thrivent Core Funds (the “Registrant”). The purpose of this filing is to register shares of Thrivent Core Emerging Markets Debt Fund, an investment series of the Registrant.
If you have any comments, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer